UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-22558
Investment Company Act file number:

Brookfield Investment Funds
(Exact name of registrant as specified in charter)

Brookfield Place, 250 Vesey Street, 15th Floor, New York, NY 10281-1023
(Address of principal executive offices) (Zip code)

Brian F. Hurley, Brookfield Place, 250 Vesey Street 15th Floor, New York, NY 10281-1023
 (Name and address of agent for service)

(855) 777-8001
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  December 31, 2018

EXPLANATORY NOTE

The purpose of this Amendment to the Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies for Brookfield Investment Funds (the “Trust”) on Form N-Q for the period ended December 31, 2018, as filed with the Securities and Exchange Commission on March 1, 2019, is to include the conformed, dated certifications for the principal executive officer and principal financial officer of the Trust, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), following the discovery that the dates on the separate certifications were inadvertently excluded.

Item 1. Schedule of Investments.

CENTER COAST BROOKFIELD MLP FOCUS FUND
Schedule of Investments (Unaudited)
December 31, 2018

	Shares	Value

MASTER LIMITED PARTNERSHIPS - 68.9%
Diversified Midstream - 24.5%
Andeavor Logistics LP	3,218,035	104,553,957
Energy Transfer Partners LP	13,576,513	179,345,737
Enterprise Products Partners LP	7,082,641	174,162,142
MPLX LP	1,864,654	56,499,016
Total Diversified Midstream		514,560,852

Gathering & Processing - 19.1%
Crestwood Equity Partners LP	790,357	22,058,864
DCP Midstream LP	2,001,158	53,010,675
Enable Midstream Partners LP	653,738	8,845,075
Enlink Midstream Partners LP	10,073,935	110,914,024
EQM Midstream Partners LP	1,307,160	56,534,668
Oasis Midstream Partners LP	193,248	3,090,036
Summit Midstream Partners LP	1,960,249	19,700,502
Western Gas Partners LP	3,027,605	127,855,759
Total Gathering & Processing		402,009,603

Petroleum Transportation & Storage - 21.9%
Buckeye Partners LP	3,370,643	97,714,941
Magellan Midstream Partners LP	1,635,332	93,312,044
NuStar Energy LP1	5,551,525	116,193,418
Phillips 66 Partners LP	506,742	21,338,906
Plains All American Pipeline LP	6,555,037	131,362,942
Total Petroleum Transportation & Storage		459,922,251
Natural Gas Transportation & Storage - 2.7%
TC PipeLines LP	1,761,633	$56,583,652

Other - 0.7%
USA Compression Partners LP	1,182,963	15,354,860

Total MASTER LIMITED PARTNERSHIPS (Cost $1,637,858,512)		1,448,431,218

CENTER COAST BROOKFIELD MLP FOCUS FUND
Schedule of Investments - Unaudited
December 31, 2018

	Shares	Value

COMMON STOCKS - 30.2%
Diversified Midstream - 1.0%
Tallgrass Energy LP	873,694	21,265,712

Midstream C-corps - 29.2%
Enbridge Inc.	3,520,238	109,408,987
Kinder Morgan Inc.	3,705,521	56,990,913
ONEOK, Inc	1,612,699	87,005,111
SemGroup Corp	3,768,933	51,935,897
Targa Resources Corp.	3,708,778	133,590,183
Williams Companies, Inc.	7,933,482	174,933,278
Total Midstream C-corps		613,864,369

Total COMMON STOCKS (Cost $654,147,002)		635,130,081
Total Investments - 99.1% (Cost $2,292,005,514)		$2,083,561,299
Other Assets in Excess of Liabilities - 0.9%		17,874,541
TOTAL NET ASSETS - 100.0%		$2,101,435,840

Footnotes
LLC - Limited Liability Company
LP - Limited Partnership
[1]	Affiliate issuer.

Valuation of Investments: The Fund’s Board of Trustees (the “Board”) has adopted procedures for the valuation of the Fund’s securities. Brookfield Public Securities Group LLC (the “Adviser”) oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s NAV may differ from quoted or official closing prices. Investments in open-end registered investment companies, if any, are valued at the NAV as reported by those investment companies.

Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services may also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Short-term debt securities with remaining maturities of sixty days or less are valued at amortized cost of discount or premium to maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent fair value.

Securities for which market prices are not readily available or which cannot be valued using the sources described above will be valued using an internal proprietary fair value methodology. For any security warranting such fair value measurement, a memorandum, including the specific methodology and supporting information, will be provided to the Valuation Committee by a portfolio manager or analyst looking to fair value a particular security utilizing the internal proprietary fair value methodology. A portfolio manager or analyst shall use their best efforts to maximize the use of relevant observable inputs and minimize the use of unobservable inputs within their valuation technique. The Valuation Committee shall review the memorandum and supporting information provided by a portfolio manager or analyst and consider all relevant factors as it deems appropriate before approving the fair value recommendation.

The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate.

The fair value of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including, but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund has established methods of fair value measurements in accordance with GAAP. Fair value denotes the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical assets or liabilities

Level 2 - quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets or liabilities)

The Adviser’s valuation policy, as previously stated, establishes parameters for the sources and types of valuation analysis, as well as, the methodologies and inputs the Valuation Committee uses in determining fair value. If the Valuation Committee determines that additional techniques, sources or inputs are appropriate or necessary in a given situation, such additional work will be undertaken.

Significant increases or decreases in any of the unobservable inputs in isolation may result in a lower or higher fair value measurement.

To assess the continuing appropriateness of security valuations, the Adviser (or its third party service provider, who is subject to oversight by the Adviser), regularly compares its prior day prices, prices on comparable securities and sale prices to the current day prices and challenges those prices that exceed certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of December 31, 2018:

Valuation	Level 1	Level 2	Level 3	Total
Master Limited Partnerships	$1,448,431,218	$-	$-	$1,448,431,218
Common Stocks	635,130,081	-	-	635,130,081
Total Investments	$2,083,561,299	$-	$-	$2,083,561,299

For further information regarding security characteristics, see the Schedule of Investments.

Other Compliance Matters
Dan C. Tutcher, is a Managing Director of the Brookfield Public Securities Group LLC on the Energy Infrastructure Securities team. Mr. Tutcher also serves on the Board of Enbridge, Inc. The Fund’s adviser has adopted policies and procedures to address potential conflicts of interest while allowing the Adviser to continue to invest in Enbridge Companies. However, from time to time, the Adviser may restrict trading, which may prevent any fund in the Brookfield fund complex from acquiring or disposing of securities of Enbridge Companies at a favorable time.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Brookfield Investment Funds

By (Signature and Title)   /s/ Brian F. Hurley
Brian F. Hurley
President and Principal Executive Officer

Date  March 1, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Brian F. Hurley
Brian F. Hurley
President and Principal Executive Officer

Date  March 1, 2019

By (Signature and Title)   /s/ Angela W. Ghantous
Angela W. Ghantous
Treasurer and Principal Financial Officer

Date  March 1, 2019